Ordinary shares, share premium, and other equity - Called up share capital, allotted and fully paid (Details) - GBP (£) £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Beginning Balance, equity	[1]	£ 66,016	£ 71,365
Issued to staff under share incentive plans, equity		500	591
Issuances relating to Scrip Dividend Programme, equity		88	117
Capital reorganisation		0
Other movements		(16)	16
Ending Balance, equity		63,779	66,016	[1]
Total share capital and share premium [member]
Beginning Balance, equity	[2]	22,045	21,842
Issued to staff under share incentive plans, equity	[2]	51	86
Issuances relating to Scrip Dividend Programme, equity	[2]	88	117
At1 securities issuance		0	0
At1 securities redemption		0
Capital reorganisation	[2]	(17,873)
Other movements	[2]	0	0
Ending Balance, equity	[2]	4,311	22,045
Other equity instruments [member]
Beginning Balance, equity	[2]	8,941	6,449
Issued to staff under share incentive plans, equity	[2]	0	0
Issuances relating to Scrip Dividend Programme, equity	[2]	0	0
At1 securities issuance		1,925	2,490
At1 securities redemption		(1,233)
Capital reorganisation	[2]	0
Other movements	[2]	(1)	2
Ending Balance, equity	[2]	£ 9,632	£ 8,941
Ordinary shares [member]
Begining balance, shares		17,060	16,963
Issued to staff under share incentive plans, shares		30	46
Issuances relating to Scrip Dividend Programme, shares		43	51
Ending balance, shares		17,133	17,060
Ordinary shares [member] | Share capital [member]
Beginning Balance, equity		£ 4,265	£ 4,241
Issued to staff under share incentive plans, equity		7	12
Issuances relating to Scrip Dividend Programme, equity		11	12
At1 securities issuance		0	0
At1 securities redemption		0
Capital reorganisation		0
Other movements		0	0
Ending Balance, equity		4,283	4,265
Ordinary shares [member] | Share premium [member]
Beginning Balance, equity		17,780	17,601
Issued to staff under share incentive plans, equity		44	74
Issuances relating to Scrip Dividend Programme, equity		77	105
At1 securities issuance		0	0
At1 securities redemption		0
Capital reorganisation		(17,873)
Other movements		0	0
Ending Balance, equity		£ 28	£ 17,780
Ordinary shares [member] | Total share capital and share premium [member]
Begining balance, shares		17,060
Ending balance, shares		17,133	17,060

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[2]	a For further details refer to Note 29 .